Operations in hydrocarbon consortiums - Summary of financial information of joint operation (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Assets
Non-current assets	$ 260,547	$ 900,997	$ 1,012,562	$ 260,547
Current assets		185,145	372,571	101,324
Liabilities
Non-current liabilities		472,367	588,381	49,427
Current liabilities		134,118	193,036	32,143
Selling expenses	(3,091)	(21,341)	(27,138)	(13,264)
General and administrative expenses	(1,466)	(24,202)	(42,400)	(6,774)
Exploration expenses	(134)	(637)	(676)	(1,049)
Financial results, net	(943)	(36,134)	(31,108)	(288)
Group And Vista Argentina [Member]
Assets
Non-current assets		14,950	8,221	257,009
Current assets		1,488	3,026	12,626
Liabilities
Non-current liabilities		483	918	8,151
Current liabilities		3,307	3,374	28,757
Cost of sales	(40,846)	(12,120)	(9,103)	(195,200)
Selling expenses	(5,304)	(46)	(106)	(23,439)
General and administrative expenses	(1,494)	(230)	(1,488)	(6,949)
Exploration expenses	(134)	(2)	(667)	(1,049)
Other operating income and expenses, net	51	(390)	(74)	5,943
Financial results, net	1,706	988	(961)	2,078
Total costs and expenses for the period/year	$ (46,021)	$ (11,800)	$ (12,399)	$ (218,616)